Supplement to the currently effective Statement of Additional Information for each of the listed funds:


---------------------------------------------- ----------------------------------------- -------------------------------------------
Scudder 21st Century Growth Fund               Scudder Retirement Fund - Series IV       Scudder Focus Value+Growth Portfolio
Scudder Aggressive Growth Fund                 Scudder Retirement Fund - Series V        SVS Dreman Financial Services Portfolio
Scudder Blue Chip Fund                         Scudder Retirement Fund - Series VI       SVS Dreman High Return Equity Portfolio
Scudder Balanced Fund                          Scudder Retirement Fund - Series VII      SVS Focused Large Cap Growth Portfolio
Scudder California Tax-Free Income Fund        Scudder Worldwide 2004 Fund               SVS Growth And Income Portfolio
Scudder Capital Growth Fund                    Scudder S&P 500 Index Fund                SVS Growth Opportunities Portfolio
Scudder Cash Investment Trust                  Scudder S&P 500 Stock Fund                SVS Index 500 Portfolio
Scudder Cash Reserves Fund                     Scudder Select 500 Fund                   SVS Dynamic Growth Portfolio
Scudder Contrarian Fund                        Scudder Select 1000 Growth Fund           SVS Mid Cap Growth Portfolio
Scudder Development Fund                       Scudder Short Term Bond Fund              SVS Strategic Equity Portfolio
Scudder Dividend & Growth Fund                 Scudder Small Capitalization Equity Fund  SVS Venture Value Portfolio
Scudder-Dreman Financial Services Fund         Scudder Small Cap Value Fund
Scudder-Dreman High Return Equity Fund         Scudder Small Company Stock Fund          CASH ACCOUNT TRUST
Scudder Emerging Markets Growth Fund           Scudder Small Company Value Fund          Money Market Portfolio
Scudder Emerging Markets Income Fund           Scudder Strategic Income Fund             Government Securities Portfolio
Scudder Floating Rate Fund                     Scudder Target 2010 Fund                  Tax-Exempt Portfolio
Scudder Florida Tax-Free Income Fund           Scudder Target 2011 Fund
Scudder Focus Growth Fund                      Scudder Tax Free Money Fund               CASH EQUIVALENT FUND
Scudder Focus Value+Growth Fund                Scudder Technology Fund                   Money Market Portfolio
Scudder Global Bond Fund                       Scudder Technology Innovation Fund        Government Securities Portfolio
Scudder Global Discovery Fund                  Scudder Total Return Fund                 Tax-Exempt Portfolio
Scudder Global Fund                            Scudder U.S. Government Securities Fund
Scudder GNMA Fund                              Scudder U.S. Treasury Money Fund          INVESTORS CASH TRUST
Scudder Gold Fund                              The Japan Fund, Inc.                      Government Securities Portfolio
Scudder Greater Europe Growth Fund                                                       Treasury Portfolio
Scudder Growth Fund                            SCUDDER VARIABLE SERIES I
Scudder Growth and Income Fund                 21st Century Growth Portfolio             INVESTORS MUNICIPAL CASH FUND
Scudder Health Care Fund                       Balanced Portfolio                        Investors Florida Municipal Cash Fund
Scudder High-Yield Fund                        Bond Portfolio                            Investors Michigan Municipal Cash Fund
Scudder High-Yield Opportunity Fund            Capital Growth Portfolio                  Investors New Jersey Municipal Cash Fund
Scudder High-Yield Tax-Free Fund               Global Discovery Portfolio                Tax-Exempt New York Money Market Fund
Scudder Income Fund                            Growth and Income Portfolio               Investors Pennsylvania Municipal Cash Fund
Scudder International Fund                     Health Sciences Portfolio
Scudder International Research Fund            International Portfolio                   TAX-EXEMPT CALIFORNIA MONEY MARKET FUND
Scudder Large Company Growth Fund              Money Market Portfolio
Scudder Large Company Value Fund                                                         ZURICH MONEY FUNDS
Scudder Latin America Fund                     SCUDDER VARIABLE SERIES II                Zurich Money Market Fund
Scudder Managed Municipal Bonds                Scudder Aggressive Growth Portfolio       Zurich Government Money Fund
Scudder Massachusetts Tax-Free Fund            Scudder Blue Chip Portfolio               Zurich Tax-Free Money Fund
Scudder Medium-Term Tax-Free Fund              Scudder Contrarian Value Portfolio
Scudder Money Market Series                    Scudder Global Blue Chip Portfolio        ZURICH YIELDWISE FUNDS
Scudder New Europe Fund                        Scudder Government Securities Portfolio   Zurich YieldWise Money Fund
Scudder New York Tax-Free Income Fund          Scudder Growth Portfolio                  Zurich YieldWise Government Money Fund
Scudder Pacific Opportunities Fund             Scudder High Yield Portfolio              Zurich YieldWise Municipal Money Fund
Scudder Pathway Series: Conservative Portfolio Scudder International Research Portfolio
Scudder Pathway Series:  Growth Portfolio      Scudder Investment Grade Bond Portfolio
Scudder Pathway Series:  Moderate Portfolio    Scudder Money Market Portfolio
Scudder Research Fund                          Scudder New Europe Portfolio
Scudder Retirement Fund - Series III           Scudder Small Cap Growth Portfolio
                                               Scudder Small Cap Value Portfolio
                                               Scudder Strategic Income Portfolio
                                               Scudder Technology Growth Portfolio
                                               Scudder Total Return Portfolio

---------------------------------------------- ----------------------------------------- -------------------------------------------



Effective August 6, 2001, trades will no longer be placed through Scudder Investor Services, Inc. ("SIS"). Zurich Scudder Investments, Inc. will place trades for the Funds. All reference to SIS in the Statement of Additional Information, under the "Portfolio Transactions - Brokerage Commissions" or "Portfolio Transactions - Brokerage" sections, of the above-referenced Funds should be deleted.

September 28, 2001